Basic and Diluted Loss Per Share - Anti-dilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants.
Antidilutive Securities Excluded From Computation Of Earnings Per Share Line Items1 Line Items
Anti-dilutive shares	2,732,618	2,228,076	2,059,128